UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Rhonda Mills, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of March 31, 2019 are attached.

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.1%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.07%, 2.41% (A), 07/05/2019, MTN	$ 5,500,000	$ 5,500,000
1-Month LIBOR - 0.07%, 2.42% (A), 01/24/2020, MTN	10,000,000	10,000,000
1-Month LIBOR - 0.06%, 2.43% (A), 07/25/2019, MTN	11,500,000	11,500,000
Federal Farm Credit Banks
1-Month LIBOR - 0.04%, 2.45% (A), 04/15/2020	11,500,000	11,500,590
3-Month LIBOR - 0.23%, 2.58% (A), 04/03/2019	9,000,000	8,999,992
Federal Home Loan Banks
3-Month LIBOR - 0.24%, 2.37% (A), 09/23/2019	7,750,000	7,750,000
3-Month LIBOR - 0.26%, 2.38% (A), 12/20/2019	11,500,000	11,500,000
1-Month LIBOR - 0.03%, 2.46% (A), 08/04/2020	1,610,000	1,610,000
3-Month LIBOR - 0.23%, 2.47% (A), 02/10/2020	16,000,000	16,000,000
3-Month LIBOR - 0.13%, 2.49% (A), 12/21/2020	3,685,000	3,685,000
SOFR + 0.08%, 2.51% (A), 07/24/2020	770,000	770,000
SOFR + 0.12%, 2.55% (A), 03/12/2021	2,360,000	2,360,000

Total U.S. Government Agency Obligations (Cost $91,175,582)		91,175,582

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury - 2.7%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.03%, 2.46% (A), 04/30/2020	9,355,000	9,357,557
2.54% (A), 01/31/2021	3,500,000	3,497,902
U.S. Treasury Note
0.75%, 07/15/2019	290,000	288,527
1.38%, 07/31/2019	1,285,000	1,280,215

Total U.S. Government Obligations (Cost $14,424,201)		14,424,201

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.4%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.08%, 2.41% (A), 09/27/2019	9,000,000	9,000,000
Federal Farm Credit Bank Discount Notes
2.45% (B), 02/04/2020	2,330,000	2,282,295
2.49% (B), 07/25/2019	1,905,000	1,889,955
2.50% (B), 01/17/2020	3,800,000	3,725,155
2.55% (B), 11/20/2019	1,475,000	1,451,218
2.69% (B), 07/29/2019	4,460,000	4,421,024
Federal Farm Credit Banks
1-Month LIBOR - 0.05%, 2.44% (A), 02/04/2020	7,000,000	7,000,000
Federal Home Loan Bank Discount Notes
2.43% (B), 04/05/2019 - 04/10/2019	8,405,000	8,401,163
2.45% (B), 04/24/2019 - 05/15/2019	21,605,000	21,554,323
2.46% (B), 04/10/2019 - 06/12/2019	39,965,000	39,893,506
2.47% (B), 04/12/2019 - 05/14/2019	10,090,000	10,065,005
2.48% (B), 06/28/2019 - 09/27/2019	6,990,000	6,910,648
2.49% (B), 04/01/2019 - 05/07/2019	8,565,000	8,554,167
2.50% (B), 09/20/2019	3,855,000	3,809,537

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
2.51% (B), 09/20/2019 - 10/15/2019	$ 6,110,000	$ 6,035,923
2.52% (B), 10/11/2019	1,250,000	1,233,377
2.53% (B), 05/08/2019 - 10/15/2019	2,095,000	2,079,316
2.56% (B), 05/24/2019 - 06/21/2019	9,605,000	9,562,080
Federal Home Loan Banks
SOFR + 0.01%, 2.44% (A), 11/13/2019	3,640,000	3,640,000
1-Month LIBOR - 0.05%, 2.44% (A), 06/20/2019 - 06/24/2019	4,370,000	4,370,000
SOFR + 0.02%, 2.45% (A), 07/17/2019 - 08/27/2019	2,310,000	2,310,000
1-Month LIBOR - 0.05%, 2.45% (A), 06/28/2019	625,000	625,000
1-Month LIBOR - 0.04%, 2.45% (A), 01/14/2020	1,540,000	1,540,000
SOFR + 0.03%, 2.46% (A), 12/06/2019	1,130,000	1,130,000
SOFR + 0.04%, 2.47% (A), 06/21/2019	940,000	940,000
2.48% (B), 07/15/2019	2,185,000	2,185,000
SOFR + 0.05%, 2.48% (A), 01/17/2020	285,000	285,000
2.49% (B), 07/11/2019	940,000	939,971
Federal Home Loan Mortgage Corp.
SOFR - 0.01%, 2.42% (A), 04/17/2019	1,275,000	1,275,000

Total Short-Term U.S. Government Agency Obligations (Cost $167,108,663)		167,108,663

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 15.0%
U.S. Treasury Bill
2.43% (B), 04/09/2019	19,725,000	19,711,932
2.45% (B), 05/16/2019	11,000,000	10,965,533
2.46% (B), 04/16/2019	3,070,000	3,066,491
2.47% (B), 02/27/2020	2,190,000	2,141,643
2.51% (B), 04/23/2019	3,155,000	3,149,805
2.52% (B), 08/22/2019	21,000,000	20,792,348
2.54% (B), 05/30/2019	6,085,000	6,059,481
2.55% (B), 05/30/2019	8,675,000	8,638,546
2.56% (B), 06/06/2019	2,245,000	2,234,420
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.07%, 2.49% (A), 04/30/2019	3,140,000	3,140,157

Total Short-Term U.S. Government Obligations (Cost $79,900,356)		79,900,356

REPURCHASE AGREEMENTS - 35.7%
Barclays Capital, Inc., 2.60% (B), dated 03/29/2019, to be repurchased at $50,010,833 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 11/15/2046, and with a value of $51,000,044.	50,000,000	50,000,000
BNP Paribas SA, 2.59% (B), dated 03/29/2019, to be repurchased at $1,000,216 on 04/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 2.63%, due 01/31/2021 - 03/15/2022, and with a total value of $1,020,032.	1,000,000	1,000,000
Citigroup Global Markets, Inc., 2.59% (B), dated 03/29/2019, to be repurchased at $25,005,396 on 04/01/2019. Collateralized by U.S. Government Obligations, 2.00% - 3.65%, due 04/04/2019 - 11/30/2020, and with a total value of $25,500,064.	25,000,000	25,000,000

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2019 Form N-Q

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Goldman Sachs & Co., 2.54% (B), dated 03/29/2019, to be repurchased at $10,002,117 on 04/01/2019. Collateralized by U.S. Government Obligations, 0.00% - 6.50%, due 04/16/2019 - 02/15/2039, and with a total value of $10,200,000.

	$ 10,000,000	$ 10,000,000
JPMorgan Chase & Co., 2.60% (B), dated 03/29/2019, to be repurchased at $50,010,833 on 04/01/2019. Collateralized by U.S. Government Obligations, 0.00%, due 08/15/2041 - 08/15/2046, and with a total value of $51,000,021.	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 2.55% (B), dated 03/29/2019, to be repurchased at $20,004,250 on 04/01/2019. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2044, and with a value of $20,400,030.	20,000,000	20,000,000

Principal	Value
REPURCHASE AGREEMENTS (continued)

Toronto-Dominion Bank, 2.58% (B), dated 03/29/2019, to be repurchased at $24,005,160 on 04/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 07/31/2021, and with a value of $24,480,066.

$ 24,000,000	$ 24,000,000

Total Repurchase Agreements (Cost $180,000,000)	180,000,000

Total Investments (Cost $532,608,802)	532,608,802
Net Other Assets (Liabilities) - (1.9)%	100,629

Net Assets - 100.0%	$ 532,709,431

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$91,175,582	$—	$91,175,582
U.S. Government Obligations	—	14,424,201	—	14,424,201
Short-Term U.S. Government Agency Obligations	—	167,108,663	—	167,108,663
Short-Term U.S. Government Obligations	—	79,900,356	—	79,900,356
Repurchase Agreements	—	180,000,000	—	180,000,000

Total Investments	$—	$532,608,802	$—	$532,608,802

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at March 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Page 1	March 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio values all short-term security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of March 31, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Page 2	March 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2019.

Repurchase agreements at March 31, 2019, if any, are included within the Schedule of Investments.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Page 3	March 31, 2019 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 24, 2019

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 24, 2019